GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of General And Administrative Expense [Abstract]
Employee compensation and benefits	$ 125	$ 151	$ 264	$ 320
Management fees	77	71	149	142
Professional fees	35	45	61	86
Facilities and technology	13	16	25	31
Other	58	58	95	102
Total general and administrative expense	$ 308	$ 341	$ 594	$ 681